Loans - Schedule of Future Long-term Loan Obligations (Details) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of Future Long-term Loan Obligations [Abstract]
2026	¥ 700	$ 100
2027	5,100	729
Thereafter	3,750	537
Total	¥ 9,550	$ 1,366